Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended			45 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Expenses
Research and development	$ 2,342,654	$ 1,550,490	$ 1,051,139	$ 4,985,940
General and administrative	3,952,307	1,154,604	241,802	5,416,312
Operating expenses, total	6,294,961	2,705,094	1,292,941	10,402,252
Other (income) loss
Change in fair value of derivative liability	(1,324,051)	(318,502)		(1,642,553)
Issuance of common shares to Valent for future royalty reduction	598,000			598,000
Derivative issuance costs	2,713,220	24,742		2,737,962
Foreign exchange loss (gain)	3,030	(18,492)	18,137	2,178
Interest expense	8,020	7,521	21,933	37,474
Interest income	(2,491)			(2,491)
Nonoperating Income (Expense)	1,995,728	(304,731)	40,070	1,730,570
Net loss for the period	8,290,689	2,400,363	1,333,011	12,132,822
Basic and diluted loss per share	$ (0.28)	$ (0.18)	$ (0.16)
Weighted average number of shares	29,667,324	13,232,349	8,527,466
Comprehensive loss
Net loss	8,290,689	2,400,363	1,333,011	12,132,822
Other comprehensive loss (income)
Translation to US dollar presentation currency		21,121	(40,711)	(21,178)
Comprehensive loss	$ 8,290,689	$ 2,421,484	$ 1,292,300	$ 12,111,644